LOAN	12 Months Ended
Nov. 30, 2013
LOAN [Text Block]

NOTE 4 –LOAN

1.

In March 2013, the Company entered into a loan and warrant subscription agreement with Mediapark A.G., a Marshall Islands Company ("Mediapark"). The Company received a loan (the “Loan”) in the total amount of $250,000 and issued to the investor 100,000 warrants ("March Warrant"). Each Common Stock warrant can be exercised into one share at a purchase price of $0.50 per warrant and is exercisable until March 22, 2015. See also Note 8.

The warrants issued are detachable from the loan and classified as a liability due to down-round protection (through ratchet and anti-dilution provisions), therefore the Company allocated the proceeds from Mediapark, first to the warrants based upon the fair value of the warrants, and the residual amount of proceeds was allocated to the Loan. As of the issuance day, the fair value of the warrants was $65,192 based on Monte Carlo pricing-model. See also Note 8.

The loan bears interest at an annual rate of 8%, which is calculated quarterly. The Loan matured on June 30, 2013. The Company has the right to extend the maturity date for an additional period of up to 90 days provided it issues an additional 100,000 warrants ("Additional Warrants").

If the Company has not paid the Loan in full at the maturity date or, if extended, the extended maturity date, Mediapark has the right of conversion in respect of the total outstanding amount of the Loan including accrued interest as of the conversion date into common shares, at a price per common share equal to the lower of: (1) $0.75 and (2) the value of weighted average price for the five trading days prior to the date of conversion.

2.

On June 30, 2013 the Company exercised its discretion to extend the maturity date of the loan to September 30, 2013, In return for extending the maturity date, the Company issued to Mediapark additional Warrants at an exercise price of $0.50 per warrant. The fair value of the warrants was $48,800 based on Monte Carlo pricing-model. See also Note 8.

3.

On September 30, 2013, the Company extended the maturity date of a loan from Mediapark to December 31, 2013. In return for extending the maturity date, the Company issued to Mediapark 100,000 warrants, which can be exercised into shares at an exercise price of $0.50 per share until September 30, 2015. The fair value of the warrants was $46,000 based on Monte Carlo pricing-model. See also Note 8 and Note 14.2.